Note 13 - Trade Receivables, Other Current Receivables, and Prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade receivables, prepayments and other receivables [text block]
	As of December 31,
[US$ thousands]	2020	2021
Trade receivables due from third-party customers	34,927	44,510
Trade receivables due from associates and joint ventures (Note 20)	893	734
Trade receivables due from other related parties (Note 20)	632	1,417
Total gross trade receivables	36,452	46,661
Allowance for expected credit losses	(7,643)	(2,796)
Trade receivables net of loss allowance	28,809	43,864
	As of December 31,
[US$ thousands]	2020	2021
Other current receivables:
Value added tax	1,218	1,525
Receivable due from OPay	5,000	-
Unsettled trades (Note 14)	856	15,462
Other	4,600	1,551
Total other current receivables	11,674	18,538

Prepayments:
Prepaid equipment	-	1,073
Prepaid corporate income taxes	2,448	4,485
Other prepaid expenses	6,613	3,635
Total prepayments	9,061	9,192

Disclosure of aging of trade receivables [text block]
		Past due
[US$ thousands] As of December 31, 2020	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	0.4%	2.8%	1.2%	16.2%	82.4%	21.0%
Gross carrying amount	25,403	1,466	372	140	9,074	36,452
Loss allowance as of December 31, 2020	98	41	5	23	7,477	7,643
		Past due
[US$ thousands] As of December 31, 2021	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	0.4%	1.8%	2.5%	3.2%	50.3%	6.0%
Gross carrying amount	35,717	3,666	1,483	758	5,036	46,661
Loss allowance as of December 31, 2021	135	67	37	24	2,533	2,796

Provision for impairment of trade receivables [text block]
	As of December 31,
[US$ thousands]	2020	2021
Loss allowance as of period start	1,446	7,643
Loss allowance related to trade receivables due from a former joint venture	6,579	(6,579)
Other changes in the period	(382)	1,732
Loss allowance as of period end	7,643	2,796